October 24, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for
     MERRILL LYNCH CALIFORNIA MUNICIPAL
     BOND FUND OF THE
     MERRILL LYNCH CALIFORNIA MUNICIPAL
     SERIES TRUST
     File No. 2-96581

Dear Sirs:

In accordance with the provisions of Rule
24f-2 under the Investment Company Act
of 1940, Merrill Lynch California Municipal
Bond Fund of the Merrill Lynch California
Municipal Series Trust (the "Fund") hereby files its Rule 24f-2 Notice (the "Notice").

1. The Notice is being filed for the fiscal year of the Fund ended August 31, 1995
    (the "Fiscal Year").

2. No shares of beneficial interest of the Fund which had been registered under the Securities Act of 1933 (the "Securities Act") other than pursuant to Rule 24f-2 remained unsold at the beginning of the Fiscal Year.

3. 4,461,674 shares of beneficial interest were registered under the Securities Act during the Fiscal Year other than pursuant to Rule 24f-2.

4. 5,139,159 shares of beneficial interest were sold during the Fiscal Year.*

5. 677,485 shares of beneficial interest were sold during the Fiscal Year in reliance upon registration pursuant to Rule 24f-2.
   Transmitted with the Notice is an opinion of Brown & Wood, counsel for the Fund, indicating that the securities the registration of which this Notice makes definite in number were legally issued, fully paid for and non-assessable.

______________
*Of this amount, 356,036 Class A shares
were sold at an aggregate price of $3,979,523, 4,055,625 Class B shares were sold at an aggregate price of $44,759,130, 343,686
Class C shares were sold at an aggregate price of $3,830,307 and 383,812 Class
D shares were sold at an aggregate price of $4,192,833. The aggregate sale price for all shares of beneficial interest sold during the Fiscal Year was $56,761,793.

6. Since the aggregate sales price of securities sold during the Fiscal Year in reliance upon registration pursuant to Rule 24f-2 is less than the aggregate redemption price of securities redeemed during the Fiscal Year, no filing fee is required in connection with the filing of this Notice. The calculation is as follows:

   (i) Aggregate sale price for the
       677,485 shares of beneficial
       interest sold during the Fiscal
       Year in reliance upon registration
       pursuant to Rule 24f-2.
       (Based on a maximum offering
        price of $12.14)                       $8,224,668

reduced by

   (ii) Actual aggregate redemption
       price for the 17,598,058 shares
       of beneficial interest redeemed
       during the Fiscal Year.*          $193,167,571


equals amount on which filing fee is based
                                                          $0



Please direct any questions relating to this filing to Jerry Weiss, Merrill Lynch Asset
Management, P.O. Box 9011, Princeton,
NJ  08543, (609) 282-1727 or to Laurin
Blumenthal Kleiman at Brown & Wood,
One World Trade Center, New York,
New York  10048, (212) 839-5525.

Very truly yours,

MERRILL LYNCH CALIFORNIA MUNICIPAL
BOND FUND OF THE
MERRILL LYNCH CALIFORNIA MUNICIPAL
SERIES TRUST




By /s/ Jerry Weiss
   - - - - - - - - - - -
     Jerry Weiss
      Secretary








_______________
*Of this amount, 1,889,907 Class A shares were redeemed at an aggregate price of $20,801,528, 15,559,912 Class B shares were redeemed at an aggregate price of
$170,703,755, 72,055 Class C shares were
redeemed at an aggregate price of
$813,364 and 76,184 Class D shares were
redeemed at an aggregate price of $848,924.